SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) segment item	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) item segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill	$ 6,142,525		$ 7,706,725	$ 6,142,525
Impairment charges	$ 0	$ 0	17,845,813	$ 0
Number of financial institutions in cash deposit | item	2			2
Excess amount of the FDIC limit	$ 0			$ 7,278,320
Minimum securities to margin obligations ratio				4
Number of reportable segment | segment	1			1
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				7 years
Developed technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				10 years
Intangible assets, net			1,726,500	$ 1,785,104
Customer list
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				12 years
Intangible assets, net			$ 14,150,856	$ 12,932,106